              Payden Core Bond Fund

Schedule of Investments - January 31, 2021 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (6%)
2,000,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%), 2.67%, 7/18/27 (a)(b)	$1,987
1,572,100	Arbys Funding LLC 144A, 3.24%, 7/30/50 (b)	1,617
3,065,000	Atrium XII 144A, (3 mo. LIBOR USD + 2.800%), 3.02%, 4/22/27 (a)(b)	3,020
2,850,000	Bain Capital Credit CLO 2020-3 Ltd. 144A, (3 mo. LIBOR USD + 1.900%), 2.16%, 10/23/32 (a)(b)	2,858
1,800,000	Benefit Street Partners Clo XXII Ltd. 144A, (3 mo. LIBOR USD + 1.550%), 0.00%, 1/20/32 (a)(b)	1,800
2,854,925	CARS-DB4 LP 144A, 3.25%, 2/15/50 (b)	2,986
50,932	Chase Funding Trust Series 2003-1, (1 mo. LIBOR USD + 0.660%), 0.79%, 11/25/32 (a)	51
3,650,000	CIFC European Funding CLO II DAC 144A, (3 mo. EURIBOR + 0.900%), 0.90%, 4/15/33 EUR (a)(b)(c)	4,452
2,000,000	CIFC Funding 2017-III Ltd. 144A, (3 mo. LIBOR USD + 1.220%), 1.44%, 7/20/30 (a)(b)	2,002
1,700,000	CIFC Funding 2017-III Ltd. 144A, (3 mo. LIBOR USD + 1.800%), 2.02%, 7/20/30 (a)(b)	1,716
2,961,825	Domino’s Pizza Master Issuer LLC 144A, 4.33%, 7/25/48 (b)	3,222
6,049,600	Driven Brands Funding 2020-1A LLC 144A, 3.79%, 7/20/50 (b)	6,278
4,366,442	Fannie Mae Grantor Trust 2017-T1, 2.90%, 6/25/27	4,840
208,322	First Investors Auto Owner Trust 2016-2 144A, 2.53%, 7/15/22 (b)	209
1,300,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 1.68%, 9/15/28 (a)(b)	1,261
3,000,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.650%), 2.78%, 9/15/28 (a)(b)	2,988
2,550,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%), 1.67%, 4/21/25 (a)(b)	2,548
329,042	L.A. Arena Funding 0-1 LLC 144A, 7.66%, 12/15/26 (b)	329
1,750,000	LCM XXI LP 144A, (3 mo. LIBOR USD + 2.000%), 2.22%, 4/20/28 (a)(b)	1,745
2,000,000	Madison Park Funding XLVIII Ltd. 144A, (3 mo. LIBOR USD + 2.000%), 0.00%, 4/19/33 (a)(b)	2,000
2,400,000	Man GLG Euro CLO 144A, (3 mo. EURIBOR + 0.900%), 0.90%, 10/15/32 EUR (a)(b)(c)	2,927
171,853	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.28%, 6/15/28 (a)(b)	172
1,150,000	Montmartre Euro CLO 2020-2 DAC 144A, (3 mo. EURIBOR + 1.590%), 1.59%, 7/15/33 EUR (a)(b)(c)	1,403
4,750,000	Neuberger Berman Loan Advisers Clo 40 Ltd. 144A, (3 mo. LIBOR USD + 2.750%), 0.00%, 4/15/33 (a)(b)	4,750
2,583,900	Planet Fitness Master Issuer 2019-1A LLC 144A, 3.86%, 12/05/49 (b)	2,435

Principal or Shares	Security Description	Value (000)

1,900,000	Regatta Funding LP 2013-2A 144A, (3 mo. LIBOR USD + 2.700%), 2.94%, 1/15/29 (a)(b)	$1,908
3,800,000	St Paul’s CLO XII DAC 144A, (3 mo. EURIBOR + 0.920%), 0.92%, 4/15/33 EUR (a)(b)(c)	4,626
3,100,000	Symphony CLO XXIV Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 1.87%, 1/23/32 (a)(b)	3,100
5,100,000	Symphony CLO XXIV Ltd. 144A, (3 mo. LIBOR USD + 2.250%), 2.47%, 1/23/32 (a)(b)	5,100
2,440,200	Taco Bell Funding 2018-1A LLC 144A, 4.32%, 11/25/48 (b)	2,479
1,900,000	Voya Euro CLO III DAC 144A, (3 mo. EURIBOR + 0.920%), 0.92%, 4/15/33 EUR (a)(b)(c)	2,314
4,660,000	Wingstop Funding 2020-1A LLC 144A, 2.84%, 12/05/50 (b)	4,812
Total Asset Backed (Cost - $81,566)		83,935
Bank Loans(d) (3%)
875,000	AI Convoy Luxembourg Sarl Term Loan B 1L, (3 mo. EURIBOR + 3.500%), 3.75%, 1/20/27 EUR (c)	1,064
1,927,412	Altice France SA Term Loan B11 1L, (LIBOR USD 1-Month + 2.750%), 2.90%, 7/31/25	1,910
3,907,000	Ascent Resources Utica Holdings LLC Term Loan 2L, (LIBOR USD 1-Month + 9.000%), 10.00%, 11/01/25	4,289
2,950,000	CAB Selarl Term Loan B 1L, (3 mo. EURIBOR + 3.500%), 3.50%, 1/28/28 EUR (c)	3,584
1,341,375	Dole Food Co. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 3.75%, 4/06/24	1,343
1,100,000	Froneri Lux FinCo SARL Term Loan B 1L, (1 mo. EURIBOR + 2.625%), 2.63%, 1/31/27 EUR (c)	1,327
952,112	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 2.90%, 10/22/25	955
1,918,750	Harbor Freight Tools USA Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 4.00%, 10/19/27	1,924
1,194,837	Hilton Worldwide Finance LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%), 1.88%, 6/21/26	1,189
1,959,923	IRB Holding Corp. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 3.75%, 2/05/25	1,960
3,043,602	K-MAC Holdings Corp. Term Loan 1L, (LIBOR USD 1-Month + 3.000%), 3.15%, 3/16/25	3,044
1,930,000	Mauser Packaging Solutions Holding Co. Term Loan B 1L, (LIBOR USD 3-Month + 3.250%), 3.38%, 4/03/24	1,899
855,000	Newco Financing Partnership Term Loan B1 1L, (LIBOR USD 1-Month + 3.500%), 3.63%, 1/31/29	857
3,034,172	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 4.50%, 2/05/27	3,044
1,925,000	United Natural Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 3.50%, 10/22/25	1,932

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

855,000	UPC Financing Partnership Term Loan B2 1L, (LIBOR USD 1-Month + 3.500%), 3.63%, 1/31/29	$857
3,738,937	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.90%, 5/30/25	3,721
3,350,000	Zaxby’s Operating Co. LP Term Loan B 1L, (LIBOR USD 1-Month + 3.750%), 4.50%, 12/28/27	3,381

Total Bank Loans (Cost - $37,628)		38,280
Commercial Paper (1%)
10,000,000	Vectren Utility Holdings Inc., 0.12%, 2/01/21 (e)	10,000
6,000,000	Wec Energy Group Inc., 0.11%, 2/01/21 (e)	6,000
Total Commercial Paper (Cost - $16,000)		16,000
Corporate Bond (44%)
Financial (16%)
4,500,000	1MDB Global Investments Ltd., 4.40%, 3/09/23 (f)	4,506
2,175,000	Air Lease Corp., 3.13%, 12/01/30	2,229
4,000,000	Ally Financial Inc., 1.45%, 10/02/23	4,066
1,450,000	Ares Capital Corp., 3.50%, 2/10/23	1,524
1,650,000	Ares Capital Corp., 3.63%, 1/19/22	1,693
660,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%), 7.00%, 3/27/48 (a)	752
4,000,000	Australia & New Zealand Banking Group Ltd. 144A, 4.40%, 5/19/26 (b)	4,587
3,400,000	Banco Internacional del Peru SAA Interbank 144A, 3.25%, 10/04/26 (b)	3,635
3,600,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.010%), 1.20%, 10/24/26 (a)	3,634
5,205,000	Bank of America Corp., (3 mo. LIBOR USD + 1.060%), 3.56%, 4/23/27 (a)	5,837
3,145,000	Bank of Montreal, (5 yr. Swap Semi 30/360 USD + 1.280%), 4.34%, 10/05/28 (a)	3,438
2,800,000	Bank of Nova Scotia, 1.30%, 6/11/25	2,857
900,000	BBVA USA, 3.88%, 4/10/25	1,011
1,800,000	Canadian Imperial Bank of Commerce, 3.10%, 4/02/24	1,943
2,675,000	Charles Schwab Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.971%), 5.38%, (a)(g)	2,972
4,675,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 2.107%), 2.57%, 6/03/31 (a)	4,866
2,905,000	Citigroup Inc., (3 mo. LIBOR USD + 0.897%), 3.35%, 4/24/25 (a)	3,144
5,170,000	Citigroup Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.597%), 4.00%, (a)(g)	5,254
2,700,000	Credit Agricole SA 144A, (U.S. Secured Overnight Financing Rate + 1.676%), 1.91%, 6/16/26 (a)(b)	2,786
2,000,000	Credit Agricole SA 144A, 2.81%, 1/11/41 (b)	1,974
5,340,000	Credit Suisse Group AG 144A, (U.S. Secured Overnight Financing Rate + 1.560%), 2.59%, 9/11/25 (a)(b)	5,636

Principal or Shares	Security Description	Value (000)

3,330,000	Credit Suisse Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.554%), 4.50%, (a)(b)(g)	$3,305
3,750,000	CubeSmart LP, 2.00%, 2/15/31	3,713
835,000	Diversified Healthcare Trust, 4.75%, 5/01/24	858
2,670,000	Equinix Inc., 1.80%, 7/15/27	2,739
2,700,000	Federation des Caisses Desjardins du Quebec 144A, 2.05%, 2/10/25 (b)	2,832
2,550,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.235%), 1.46%, 2/15/23 (a)	2,484
1,340,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	1,357
1,385,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	1,433
2,595,000	FS KKR Capital Corp., 4.75%, 5/15/22	2,693
2,500,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25 (b)	2,543
3,850,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	4,197
4,055,000	Goldman Sachs Group Inc., 2.60%, 2/07/30	4,292
1,315,000	Goldman Sachs Group Inc., 3.50%, 4/01/25	1,451
1,000,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	1,088
2,240,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 2.387%), 2.85%, 6/04/31 (a)	2,365
2,325,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A, 4.38%, 2/01/29 (b)	2,316
1,825,000	Intercontinental Exchange Inc., 2.10%, 6/15/30	1,864
4,400,000	Itau Unibanco Holding SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.446%), 3.88%, 4/15/31 (a)(b)	4,412
4,000,000	JAB Holdings BV 144A, 2.20%, 11/23/30 (b)	3,956
6,305,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.730%), 3.56%, 4/23/24 (a)	6,731
3,450,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (b)	4,543
6,325,000	Life Storage LP, 2.20%, 10/15/30	6,372
2,450,000	Lincoln National Corp., 7.00%, 6/15/40	3,724
2,350,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%), 3.19%, 11/28/23 (a)(b)	2,459
2,750,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.372%), 3.76%, 11/28/28 (a)(b)	3,099
2,455,000	Manulife Financial Corp., (USD Swap Rate 11:00 am NY 1 + 1.647%), 4.06%, 2/24/32 (a)	2,715
4,000,000	Mitsubishi UFJ Financial Group Inc., 3.20%, 7/18/29	4,438
2,200,000	Morgan Stanley, (3 mo. LIBOR USD + 0.847%), 3.74%, 4/24/24 (a)	2,355
4,000,000	Morgan Stanley, (3 mo. LIBOR USD + 1.628%), 4.43%, 1/23/30 (a)	4,782
740,000	Muthoot Finance Ltd. 144A, 6.13%, 10/31/22 (b)	776
3,650,000	National Australia Bank Ltd. 144A, 2.65%, 1/14/41 (b)	3,527
2,300,000	National Securities Clearing Corp. 144A, 1.50%, 4/23/25 (b)	2,374
1,500,000	Nationwide Building Society 144A, (3 mo. LIBOR USD + 1.452%), 4.30%, 3/08/29 (a)(b)	1,728
2,000,000	Nationwide Financial Services Inc. 144A, 5.30%, 11/18/44 (b)	2,383

2

          Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,300,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (b)	$2,212
1,985,000	Nomura Holdings Inc., 1.85%, 7/16/25	2,055
2,100,000	Ohio National Life Insurance Co. 144A, 6.88%, 6/15/42 (b)	2,459
1,895,000	OneMain Finance Corp., 8.88%, 6/01/25	2,119
2,100,000	Owl Rock Capital Corp., 3.75%, 7/22/25	2,187
3,230,000	Owl Rock Capital Corp., 5.25%, 4/15/24	3,515
1,450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (b)	2,343
2,850,000	PNC Financial Services Group Inc., 2.60%, 7/23/26	3,110
2,345,000	Protective Life Corp. 144A, 4.30%, 9/30/28 (b)	2,685
4,470,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22 (b)	4,598
5,225,000	Simon Property Group LP, 1.75%, 2/01/28	5,250
4,950,000	Simon Property Group LP, 2.20%, 2/01/31	4,952
2,740,000	SLM Corp., 5.13%, 4/05/22	2,810
1,800,000	Sumitomo Mitsui Financial Group Inc., 0.51%, 1/12/24	1,804
1,905,000	Swedbank AB 144A, 1.30%, 6/02/23 (b)	1,944
1,560,000	Synchrony Bank, 3.00%, 6/15/22	1,609
227,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (b)	349
1,800,000	U.S. Bancorp, 2.40%, 7/30/24	1,915
3,900,000	USB Realty Corp. 144A, (3 mo. LIBOR USD + 1.147%), 1.39%, (a)(b)(g)	2,988
2,035,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (b)	2,120
1,900,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.100%), 2.39%, 6/02/28 (a)	2,005
1,450,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.530%), 3.07%, 4/30/41 (a)	1,514
3,640,000	Wells Fargo & Co., (3 mo. LIBOR USD + 1.170%), 3.20%, 6/17/27 (a)	3,998
3,085,000	Westpac Banking Corp., 2.96%, 11/16/40	3,140
		233,929
Industrial (19%)
2,950,000	AbbVie Inc., 2.60%, 11/21/24	3,152
2,125,000	AbbVie Inc., 4.05%, 11/21/39	2,479
3,900,000	Adani Ports & Special Economic Zone Ltd. 144A, 4.38%, 7/03/29 (b)	4,286
4,780,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.25%, 3/15/26 (b)	4,822
3,252,830	American Airlines 2019-1 Class AA Pass-Through Trust, 3.15%, 2/15/32	3,237
1,900,000	American Honda Finance Corp., 1.20%, 7/08/25	1,934
2,655,000	American University, 3.67%, 4/01/49	3,110
1,605,000	Amgen Inc., 3.38%, 2/21/50	1,727
1,410,000	Apple Inc., 1.65%, 5/11/30	1,425
1,500,000	Apple Inc., 2.55%, 8/20/60	1,434
2,115,000	Applied Materials Inc., 1.75%, 6/01/30	2,140
3,230,000	AstraZeneca PLC, 0.70%, 4/08/26	3,183
718,000	AT&T Inc. 144A, 2.55%, 12/01/33 (b)	717
2,000,000	AT&T Inc. 144A, 3.50%, 9/15/53 (b)	1,925
4,810,000	AT&T Inc., 4.35%, 3/01/29	5,646

Principal or Shares	Security Description	Value (000)

940,000	Bausch Health Cos. Inc. 144A, 6.25%, 2/15/29 (b)	$1,013
1,755,000	Bayer U.S. Finance II LLC 144A, 3.88%, 12/15/23 (b)	1,914
2,290,000	BRF SA 144A, 5.75%, 9/21/50 (b)	2,413
2,760,000	Bristol Myers Squibb Co., 4.13%, 6/15/39	3,421
1,900,000	British Telecommunications PLC 144A, 4.25%, 11/08/49 (b)	2,212
4,600,000	Broadcom Inc. 144A, 3.50%, 2/15/41 (b)	4,645
2,100,000	Broadcom Inc. 144A, 3.75%, 2/15/51 (b)	2,151
4,748,000	Broadcom Inc., 4.11%, 9/15/28	5,366
880,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.38%, 6/01/29 (b)	956
2,640,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	3,059
1,725,000	Choice Hotels International Inc., 3.70%, 1/15/31	1,879
3,205,000	Cigna Corp., 4.80%, 8/15/38	4,082
1,000,000	Coca-Cola Co., 2.50%, 6/01/40	1,011
3,410,000	Comcast Corp., 1.95%, 1/15/31	3,441
1,860,000	Costco Wholesale Corp., 1.60%, 4/20/30	1,868
2,256,000	CVS Health Corp., 4.30%, 3/25/28	2,649
3,270,000	Daimler Finance North America LLC 144A, (3 mo. LIBOR USD + 0.840%), 1.03%, 5/04/23 (a)(b)	3,304
4,900,000	DH Europe Finance II Sarl, 3.25%, 11/15/39	5,365
1,695,000	Dignity Health, 3.13%, 11/01/22	1,756
1,165,000	Dignity Health, 4.50%, 11/01/42	1,357
2,100,000	Dollar Tree Inc., 3.70%, 5/15/23	2,245
2,500,000	Ford Foundation, 2.42%, 6/01/50	2,449
1,785,000	General Electric Co., 6.75%, 3/15/32	2,464
5,500,000	General Motors Financial Co. Inc., 2.35%, 1/08/31	5,461
5,000,000	Gilead Sciences Inc., 1.65%, 10/01/30	4,949
5,540,000	HCA Inc., 5.00%, 3/15/24	6,243
5,700,000	Home Depot Inc., 1.38%, 3/15/31	5,588
950,000	Home Depot Inc., 2.70%, 4/15/30	1,038
700,000	Honeywell International Inc., 1.95%, 6/01/30	725
2,700,000	Hyundai Capital America 144A, 1.80%, 1/10/28 (b)	2,686
2,300,000	Indonesia Asahan Aluminium Persero PT 144A, 4.75%, 5/15/25 (b)	2,550
5,775,000	John Deere Capital Corp., 1.45%, 1/15/31 (h)	5,687
800,000	KeHE Distributors LLC/KeHE Finance Corp. 144A, 8.63%, 10/15/26 (b)	890
2,150,000	Kellogg Co., 2.10%, 6/01/30	2,229
1,725,000	Keurig Dr Pepper Inc., 4.42%, 5/25/25	1,978
3,750,000	Klabin Austria GmbH 144A, 3.20%, 1/12/31 (b)	3,742
3,000,000	Klabin Austria GmbH 144A, 7.00%, 4/03/49 (b)	3,766
960,000	Kraft Heinz Foods Co., 5.00%, 6/04/42	1,109
940,000	Lamar Media Corp., 4.88%, 1/15/29	999
3,000,000	Lennar Corp., 4.75%, 11/29/27	3,549
3,950,000	Lowe’s Cos. Inc., 3.00%, 10/15/50	4,024
4,400,000	MercadoLibre Inc., 3.13%, 1/14/31	4,425
1,425,000	Merck & Co. Inc., 2.35%, 6/24/40	1,416
1,645,000	Microchip Technology Inc. 144A, 2.67%, 9/01/23 (b)	1,722

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,930,000	Moog Inc. 144A, 4.25%, 12/15/27 (b)	$3,044
3,730,000	NBM U.S. Holdings Inc. 144A,
	6.63%, 8/06/29 (b)	4,207
2,035,000	NIKE Inc., 3.38%, 3/27/50	2,346
4,100,000	Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (b)	4,569
1,500,000	Northwell Healthcare Inc., 4.26%, 11/01/47	1,789
1,045,000	Northwell Healthcare Inc., 6.15%, 11/01/43	1,457
935,000	NXP BV/NXP Funding LLC/NXP USA Inc.
	144A, 3.40%, 5/01/30 (b)	1,045
700,000	Open Text Corp. 144A, 3.88%, 2/15/28 (b)	717
5,015,000	Orange SA, 9.00%, 3/01/31	8,202
2,340,000	Otis Worldwide Corp., 2.29%, 4/05/27	2,497
1,250,000	PayPal Holdings Inc., 2.30%, 6/01/30	1,313
1,500,000	Perrigo Finance Unlimited Co., 3.15%, 6/15/30	1,587
2,750,000	Prosus NV 144A, 3.83%, 2/08/51 (b)	2,671
1,850,000	Prosus NV 144A, 4.03%, 8/03/50 (b)	1,851
960,000	PTC Inc. 144A, 3.63%, 2/15/25 (b)	986
190,000	PTC Inc. 144A, 4.00%, 2/15/28 (b)	198
920,000	Qorvo Inc., 4.38%, 10/15/29	1,006
106,000	Science Applications International Corp. 144A,
	4.88%, 4/01/28 (b)	112
4,060,000	SMBC Aviation Capital Finance DAC 144A,
	2.65%, 7/15/21 (b)	4,086
1,935,000	Stryker Corp., 1.15%, 6/15/25	1,962
5,880,000	Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	5,935
2,000,000	Tencent Holdings Ltd. 144A, 3.24%, 6/03/50 (b)	1,999
383,000	Teva Pharmaceutical Finance Netherlands III BV,
	2.20%, 7/21/21	383
2,355,000	Teva Pharmaceutical Finance Netherlands III BV,
	3.15%, 10/01/26	2,251
720,000	TJX Cos. Inc., 3.50%, 4/15/25	800
4,820,000	Toledo Hospital, 6.02%, 11/15/48	6,275
1,335,000	Toyota Motor Credit Corp., 1.35%, 8/25/23	1,368
4,050,000	United Natural Foods Inc. 144A,
	6.75%, 10/15/28 (b)	4,289
1,995,000	UnitedHealth Group Inc., 3.88%, 8/15/59	2,440
4,400,000	Verizon Communications Inc., 2.88%, 11/20/50	4,232
1,615,000	Viatris Inc. 144A, 1.65%, 6/22/25 (b)	1,665
2,400,000	Vodafone Group PLC, 5.25%, 5/30/48	3,216
5,500,000	Volkswagen Group of America Finance LLC
	144A, 4.25%, 11/13/23 (b)	6,042
3,970,000	VTR Finance NV 144A, 6.38%, 7/15/28 (b)	4,312
2,680,000	Walmart Inc., 3.05%, 7/08/26	2,996
1,000,000	Walt Disney Co., 2.75%, 9/01/49	984
2,400,000	Weibo Corp., 3.38%, 7/08/30	2,477
860,000	Yum! Brands Inc. 144A, 7.75%, 4/01/25 (b)	945
3,740,000	ZoomInfo Technologies LLC/ZoomInfo Finance
	Corp. 144A, 3.88%, 2/01/29 (b)	3,787
		269,054
Utility (9%)
2,350,000	Acwa Power Management And Investments One
	Ltd. 144A, 5.95%, 12/15/39 (b)	2,805
3,590,000	Adani Electricity Mumbai Ltd. 144A,
	3.95%, 2/12/30 (b)	3,784
3,800,000	AES Panama Generation Holdings SRL 144A,
	4.38%, 5/31/30 (b)	4,093

Principal or Shares	Security Description	Value (000)

4,620,000	Antero Resources Corp. 144A,
	7.63%, 2/01/29 (b)	$4,733
3,970,000	APT Pipelines Ltd. 144A, 4.20%, 3/23/25 (b)	4,398
973,000	Ascent Resources Utica Holdings LLC/ARU
	Finance Corp. 144A, 9.00%, 11/01/27 (b)	1,101
545,000	Blue Racer Midstream LLC/Blue Racer Finance
	Corp. 144A, 6.63%, 7/15/26 (b)	546
1,500,000	Chevron Corp., 2.24%, 5/11/30	1,572
2,980,000	CNX Midstream Partners LP/CNX Midstream
	Finance Corp. 144A, 6.50%, 3/15/26 (b)	3,062
1,170,000	Colorado Interstate Gas Co. LLC/Colorado
	Interstate Issuing Corp. 144A,
	4.15%, 8/15/26 (b)	1,316
1,533,869	Cometa Energia SA de CV 144A,
	6.38%, 4/24/35 (b)	1,800
1,030,000	Consolidated Edison Co. of New York Inc.,
	3.95%, 4/01/50	1,222
1,635,000	Duke Energy Corp., 4.20%, 6/15/49	1,952
7,000,000	Entergy Texas Inc., 1.75%, 3/15/31	6,939
4,040,000	FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (b)	4,210
1,258,298	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (b)	1,447
4,500,000	Galaxy Pipeline Assets Bidco Ltd. 144A,
	2.63%, 3/31/36 (b)	4,552
2,760,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (b)	2,774
3,350,000	Indigo Natural Resources LLC 144A,
	5.38%, 2/01/29 (b)	3,316
2,000,000	Indigo Natural Resources LLC 144A,
	6.88%, 2/15/26 (b)	2,077
4,650,000	Interstate Power and Light Co., 3.50%, 9/30/49	5,255
2,100,000	Kinder Morgan Inc., 5.30%, 12/01/34	2,552
1,830,000	Leviathan Bond Ltd. 144A, 6.13%, 6/30/25 (b)(f)	2,027
2,010,000	Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (b)(f)	2,294
1,320,000	Lukoil Securities BV 144A, 3.88%, 5/06/30 (b)	1,410
4,395,000	National Fuel Gas Co., 5.50%, 1/15/26	5,109
4,100,000	National Rural Utilities Cooperative Finance
	Corp., 1.35%, 3/15/31	4,010
7,000,000	NiSource Inc., 1.70%, 2/15/31	6,859
3,925,000	Northriver Midstream Finance LP 144A,
	5.63%, 2/15/26 (b)	4,026
3,000,000	Oleoducto Central SA 144A, 4.00%, 7/14/27 (b)	3,257
2,850,000	Pacific Gas and Electric Co., 1.75%, 6/16/22	2,858
2,600,000	PacifiCorp., 2.70%, 9/15/30	2,823
2,400,000	Pattern Energy Operations LP/Pattern Energy
	Operations Inc. 144A, 4.50%, 8/15/28 (b)	2,543
3,810,000	Petrobras Global Finance BV, 5.60%, 1/03/31	4,253
2,500,000	Petroleos Mexicanos, 5.95%, 1/28/31	2,376
2,420,000	Petroleos Mexicanos, 6.49%, 1/23/27	2,493
2,190,000	Range Resources Corp., 9.25%, 2/01/26	2,389
2,600,000	Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	2,726
2,273,000	Southwestern Energy Co., 8.38%, 9/15/28	2,437
1,390,000	TerraForm Power Operating LLC 144A,
	4.25%, 1/31/23 (b)	1,434
1,430,000	TerraForm Power Operating LLC 144A,
	4.75%, 1/15/30 (b)	1,537

4

          Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

3,000,000	Vistra Operations Co. LLC 144A,
	3.70%, 1/30/27 (b)	$3,314
2,170,000	Vistra Operations Co. LLC 144A,
	4.30%, 7/15/29 (b)	2,477
2,000,000	Williams Cos. Inc., 3.75%, 6/15/27	2,270
		130,428
Total Corporate Bond (Cost - $604,017)		633,411
Foreign Government (3%)
900,000	Bermuda Government International Bond 144A,
	3.38%, 8/20/50 (b)	957
9,313,132	Brazil Notas do Tesouro Nacional Serie B,
	6.00%, 8/15/28 BRL (c)	2,041
3,575,000	Chile Government International Bond,
	3.10%, 1/22/61	3,627
5,270,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29
	CAD (b)(c)	4,352
3,150,000	Dominican Republic International Bond 144A,
	4.88%, 9/23/32 (b)	3,371
4,000,000	Egypt Government International Bond 144A,
	5.25%, 10/06/25 (b)	4,275
2,240,000	Guatemala Government Bond 144A,
	5.38%, 4/24/32 (b)	2,666
56,040,000	Mexican Bonos, 8.50%, 5/31/29 MXN (c)	3,340
3,820,000	Mongolia Government International Bond 144A,
	5.13%, 4/07/26 (b)	4,096
3,200,000	Municipal Finance Authority of British
	Columbia, 2.55%, 10/09/29 CAD (c)	2,773
4,200,000	Panama Government International Bond,
	3.87%, 7/23/60	4,689
2,240,000	Paraguay Government International Bond 144A,
	4.95%, 4/28/31 (b)	2,688
4,450,000	Republic of Armenia International Bond 144A,
	3.60%, 2/02/31 (b)	4,372
2,000,000	Ukraine Government International Bond 144A,
	7.25%, 3/15/33 (b)	2,135
Total Foreign Government (Cost - $43,422)		45,382
Mortgage Backed (28%)
2,030,000	BX Commercial Mortgage Trust 2018-IND
	144A, (1 mo. LIBOR USD + 2.050%),
	2.18%, 11/15/35 (a)(b)	2,040
2,987,110	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 1.500%),
	1.63%, 6/15/34 (a)(b)	2,921
1,809,441	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 2.150%),
	2.28%, 11/25/39 (a)(b)	1,802
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 9.250%),
	9.38%, 11/25/39 (a)(b)	4,238
1,737,102	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 10.250%),
	10.38%, 1/25/29 (a)	2,063

Principal or Shares	Security Description	Value (000)

498,245	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 10.750%),
	10.88%, 1/25/29 (a)	$606
1,689,535	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 12.250%),
	12.38%, 9/25/28 (a)	2,129
3,440,000	Fannie Mae-Aces, 3.70%, 9/25/30 (i)	4,110
2,530,017	FG G60037 30YR, 3.00%, 10/01/43	2,750
951,076	FG Q17641 30YR, 3.00%, 4/01/43	1,031
1,642,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 2.94%, 4/25/29	1,837
7,226,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 3.60%, 2/25/25 (i)	7,995
1,148,167	FN 254766 30YR, 5.00%, 6/01/33	1,323
564,821	FN 725027 30YR, 5.00%, 11/01/33	653
1,100,869	FN 725423 30YR, 5.50%, 5/01/34	1,282
1,048,849	FN 725424 30YR, 5.50%, 4/01/34	1,211
934,000	FN 995023 30YR, 5.50%, 8/01/37	1,092
1,449,479	FN 995203 30YR, 5.00%, 7/01/35	1,680
943,367	FN AH3394 30YR, 4.00%, 1/01/41	1,038
945,833	FN AJ7689 30YR, 4.00%, 12/01/41	1,038
904,607	FN AL2521 30YR, 3.50%, 9/01/42	982
1,037,220	FN AL6968 30YR, 3.50%, 6/01/45	1,135
4,961,634	FN AL9373 15YR, 2.50%, 10/01/31	5,328
2,962,252	FN AS0016 30YR, 3.00%, 7/01/43	3,162
3,405,688	FN AS4168 30YR, 4.00%, 12/01/44	3,751
3,849,758	FN AS7170 30YR, 3.50%, 5/01/46	4,145
4,054,514	FN AS8305 30YR, 3.00%, 11/01/46	4,368
2,413,122	FN AS8592 15YR, 2.50%, 1/01/32	2,589
2,275,242	FN AS8710 15YR, 2.50%, 2/01/32	2,444
3,275,601	FN AY4200 30YR, 3.00%, 5/01/45	3,481
607,438	FN AZ3791 30YR, 3.00%, 3/01/46	646
3,148,097	FN AZ7336 30YR, 3.50%, 11/01/45	3,406
4,438,972	FN BC1520 30YR, 3.50%, 8/01/46	4,839
1,326,481	FN BC2521 30YR, 3.50%, 1/01/46	1,444
1,659,671	FN BE0514 15YR, 2.50%, 11/01/31	1,747
5,485,759	FN BJ3691 30YR, 4.00%, 3/01/48	5,934
1,622,759	FN BJ9215 30YR, 4.00%, 6/01/48	1,743
5,000,778	FN BK4740 30YR, 4.00%, 8/01/48	5,368
8,665,860	FN BO9355 30YR, 3.00%, 3/01/50	9,158
6,832,138	FN BP6345 30YR, 3.00%, 6/01/50	7,197
6,430,445	FN CA0858 30YR, 3.50%, 12/01/47	6,872
2,657,253	FN CA3666 30YR, 4.00%, 6/01/49	2,914
5,062,684	FN CA5098 30YR, 3.00%, 1/01/50	5,334
5,211,660	FN CA6074 30YR, 2.50%, 6/01/50	5,492
5,073,453	FN CA6314 30YR, 3.00%, 7/01/50	5,378
2,923,516	FN CA6322 30YR, 2.50%, 7/01/50	3,081
9,572,834	FN CA6350 30YR, 3.00%, 7/01/50	10,165
2,834,604	FN CA6937 30YR, 3.00%, 9/01/50	3,041
2,797,308	FN CA7112 15YR, 2.00%, 9/01/35	2,924
4,119,171	FN CA8023 30YR, 2.50%, 12/01/50	4,341
6,987,439	FN FM0041 30YR, 3.00%, 2/01/47	7,640
335,028	FN FM1155 15YR, 2.50%, 6/01/32	353
4,640,461	FN FM1717 30YR, 3.50%, 12/01/45	5,053
4,874,891	FN FM2897 30YR, 3.00%, 2/01/48	5,160
5,663,248	FN FM3936 15YR, 2.50%, 8/01/35	6,016
10,989,692	FN FM4638 30YR, 2.50%, 10/01/50	11,583
3,166,190	FN FM4754 30YR, 3.50%, 7/01/47	3,452
946,594	FN FM4990 30YR, 5.00%, 7/01/47	1,095
641,795	FN MA2671 30YR, 3.50%, 7/01/46	691

5   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

800,915	FN MA2929 30YR, 3.50%, 3/01/47	$860
763,423	FN MA3143 30YR, 3.00%, 9/01/47	808
6,780,000	FNCL, 1.50%, 30YR TBA (j)	6,804
38,220,000	FNCL, 2.00%, 30YR TBA (j)	39,432
9,260,000	FNCL, 2.50%, 30YR TBA (j)	9,753
4,196,894	FR QN1106 15YR, 3.00%, 12/01/34	4,519
1,612,654	FR QN2947 15YR, 2.00%, 8/01/35	1,687
4,994,647	FR QN3917 15YR, 2.00%, 10/01/35	5,221
3,357,908	FR RC1727 15YR, 2.00%, 12/01/35	3,510
923,053	FR ZA4718 30YR, 3.00%, 10/01/46	993
4,738,951	FR ZT0534 30YR, 3.50%, 12/01/47	5,194
5,137,798	FR ZT1416 15YR, 3.00%, 7/01/33	5,523
1,329,799	Freddie Mac STACR 2019-HQA3 144A, (1 mo.
	LIBOR USD + 1.850%), 1.98%, 9/25/49 (a)(b)	1,333
2,951,654	Freddie Mac STACR REMIC Trust 2020-DNA5
	144A, (U.S. Secured Overnight Financing Rate
	Index 30day Average + 1.300%),
	1.38%, 10/25/50 (a)(b)	2,963
2,930,000	Freddie Mac STACR REMIC Trust 2020-DNA5
	144A, (U.S. Secured Overnight Financing Rate
	Index 30day Average + 2.800%),
	2.88%, 10/25/50 (a)(b)	2,981
3,800,000	Freddie Mac STACR REMIC Trust 2020-DNA6
	144A, (U.S. Secured Overnight Financing Rate
	Index 30day Average + 0.900%),
	0.98%, 12/25/50 (a)(b)	3,817
1,375,447	Freddie Mac STACR REMIC Trust 2020-HQA3
	144A, (1 mo. LIBOR USD + 1.550%),
	1.68%, 7/25/50 (a)(b)	1,378
5,250,000	Freddie Mac STACR REMIC Trust 2021-DNA1
	144A, (U.S. Secured Overnight Financing Rate
	Index 30day Average + 1.800%),
	1.88%, 1/25/51 (a)(b)	5,253
3,800,000	Freddie Mac STACR REMIC Trust 2021-DNA1
	144A, (U.S. Secured Overnight Financing Rate
	Index 30day Average + 2.650%),
	2.73%, 1/25/51 (a)(b)	3,810
886,694	Freddie Mac STACR Trust 2019-DNA1 144A, (1
	mo. LIBOR USD + 2.650%),
	2.78%, 1/25/49 (a)(b)	898
647,494	Freddie Mac STACR Trust 2019-HQA2 144A, (1
	mo. LIBOR USD + 2.050%),
	2.18%, 4/25/49 (a)(b)	650
3,531,042	Freddie Mac STACR Trust 2019-HRP1 144A, (1
	mo. LIBOR USD + 1.400%),
	1.53%, 2/25/49 (a)(b)	3,524
749,185	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 1.200%),
	1.33%, 10/25/29 (a)	750
1,200,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 4.600%),
	4.73%, 12/25/42 (a)	1,216

Principal or Shares	Security Description	Value (000)

1,239,211	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 10.000%),
	10.13%, 7/25/29 (a)	$1,298
1,683,533	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 11.250%),
	11.38%, 12/25/28 (a)	2,003
14,850,000	G2, 2.50%, 30YR TBA (j)	15,618
700,000	G2, 3.00%, 30YR TBA (j)	734
3,520,000	G2, 3.50%, 30YR TBA (j)	3,729
3,096,865	G2 4853 30YR, 4.00%, 11/20/40	3,435
1,468,216	G2 5115 30YR, 4.50%, 7/20/41	1,648
1,088,845	G2 5139 30YR, 4.00%, 8/20/41	1,207
77,697	G2 5140 30YR, 4.50%, 8/20/41	87
1,586,894	G2 5174 30YR, 4.00%, 9/20/41	1,759
1,070,135	G2 5175 30YR, 4.50%, 9/20/41	1,202
374,619	G2 5233 30YR, 4.00%, 11/20/41	415
3,351,006	G2 5258 30YR, 3.50%, 12/20/41	3,673
2,507,434	G2 MA2522 30YR, 4.00%, 1/20/45	2,779
3,434,137	G2 MA3663 30YR, 3.50%, 5/20/46	3,717
7,110,459	G2 MA3802 30YR, 3.00%, 7/20/46	7,595
1,694,403	G2 MA4126 30YR, 3.00%, 12/20/46	1,810
3,229,483	G2 MA4510 30YR, 3.50%, 6/20/47	3,453
281,345	G2 MA5021 30YR, 4.50%, 2/20/48	308
1,414,003	G2 MA5265 30YR, 4.50%, 6/20/48	1,537
5,977,232	G2 MA6710 30YR, 3.00%, 6/20/50	6,271
4,172,754	G2 MA6820 30YR, 3.00%, 8/20/50	4,382
3,195,131	GN 783716 30YR, 3.00%, 2/15/43	3,387
1,059,917	GN 784182 30YR, 4.50%, 8/15/46	1,185
749,463	GN AA5452 30YR, 3.50%, 7/15/42	805
55,293	HarborView Mortgage Loan Trust 2004-10,
	3.00%, 1/19/35 (i)	59
152,489	JP Morgan Mortgage Trust 2006-S2,
	6.00%, 7/25/36	116
1,160,461	JP Morgan Mortgage Trust 2014-2 144A,
	3.00%, 6/25/29 (b)(i)	1,193
14,187	Landmark Mortgage Securities No 1 PLC, (3 mo.
	LIBOR GBP + 0.220%), 0.26%, 6/17/38
	GBP (a)(c)(f)	19
1,200,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.850%), 2.98%, 7/15/35 (a)(b)	1,225
15,758,741	Morgan Stanley Capital I Trust 2018-H3,
	0.83%, 7/15/51 (i)	746
17,341	Morgan Stanley Mortgage Loan Trust 2004-5AR,
	2.42%, 7/25/34 (i)	18
288,044	Nationstar Mortgage Loan Trust 2013-A 144A,
	3.75%, 12/25/52 (b)(i)	299
559,941	New Residential Mortgage Loan Trust 2014-3
	144A, 3.75%, 11/25/54 (b)(i)	604
29,970	Prime Mortgage Trust 2005-4, 5.00%, 10/25/35	30
1,129,896	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	845
3,196,394	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 1.250%), 1.38%, 2/25/47 (a)(b)	3,206
3,325,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 2.400%), 2.53%, 2/25/47 (a)(b)	3,370

6

          Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 10.500%), 10.63%, 2/25/47 (a)(b)	$1,430
395	Structured Asset Mortgage Investments Trust
	2003-CL1, 2.14%, 7/25/32 (i)	—
Total Mortgage Backed (Cost - $397,678)		406,365
Municipal (2%)
3,900,000	California Health Facilities Financing Authority,
	2.86%, 6/01/31	4,217
1,150,000	California Pollution Control Financing Authority,
	AMT 144A, 7.50%, 12/01/39 (b)(k)	350
1,835,000	City of Portland OR, 7.70%, 6/01/22	1,949
3,700,000	City of San Francisco CA Public Utilities
	Commission Water Revenue, 2.83%, 11/01/41	3,866
2,565,000	Compton Community College District,
	3.46%, 8/01/38	2,699
5,265,000	Los Angeles Community College District,
	1.17%, 8/01/26	5,355
4,000,000	State of California, 3.38%, 4/01/25	4,474
1,495,000	State of California, 7.55%, 4/01/39	2,587
365,000	University of California, 3.26%, 5/15/24	396
Total Municipal (Cost - $24,364)		25,893
U.S. Treasury (18%)
24,200,000	U.S. Cash Management Bill, 0.08%, 4/13/21 (e)	24,198
14,295,000	U.S. Treasury Bond, 2.00%, 2/15/50	14,815
34,844,000	U.S. Treasury Bond, 2.38%, 11/15/49	39,125
31,250,000	U.S. Treasury Bond, 3.00%, 11/15/45	39,014
15,410,000	U.S. Treasury Bond, 3.00%, 2/15/49 (l)(m)	19,451
10,386,227	U.S. Treasury Inflation Indexed Bonds,
	0.13%, 10/15/24	11,227
744,000	U.S. Treasury Note, 0.13%, 9/15/23	743
1,393,000	U.S. Treasury Note, 0.13%, 1/15/24	1,391
1,866,000	U.S. Treasury Note, 0.25%, 6/15/23	1,871
15,550,000	U.S. Treasury Note, 0.25%, 8/31/25	15,454
6,183,000	U.S. Treasury Note, 0.63%, 12/31/27	6,125
1,318,000	U.S. Treasury Note, 1.50%, 11/30/21	1,333
1,956,000	U.S. Treasury Note, 1.50%, 1/15/23	2,008
56,205,000	U.S. Treasury Note, 1.63%, 11/15/22	57,719
23,214,000	U.S. Treasury Note, 2.88%, 11/30/25	25,939
Total U.S. Treasury (Cost - $267,550)		260,413
Investment Company (1%)
16,607,304	Payden Cash Reserves Money Market Fund *
	(Cost - $16,607)	16,607
Total Investments (Cost - $1,488,832) (106%)		1,526,286
Liabilities in excess of Other Assets (-6%)		(82,480)
Net Assets (100%)		$1,443,806

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021. The stated maturity is subject to prepayments.
(e)	Yield to maturity at time of purchase.
(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)	Perpetual security with no stated maturity date.
(h)

All or a portion of these securities are on loan. At January 31, 2021, the total market value of the Fund’s securities on loan is $5,519 and the total market value of the collateral held by the Fund is $5,717. Amounts in 000s.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Security was purchased on a delayed delivery basis.
(k)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(l)	All or a portion of the security is pledged to cover futures contract margin requirements.
(m)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

7   Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)		Currency Sold (000s)		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR	2,947	USD	3,575	Citibank, N.A.	02/19/2021	$3
EUR	4,850	USD	5,678	Citibank, N.A.	03/22/2021	215
IDR	97,233,000	USD	6,829	Citibank, N.A.	03/24/2021	67
USD	2,127	BRL	11,593	State Street Bank & Trust Co.	05/06/2021	15

						300

Liabilities:
BRL	11,100	USD	2,043	State Street Bank & Trust Co.	02/04/2021	(15)
COP	11,765,000	USD	3,430	Citibank, N.A.	03/24/2021	(140)
PEN	24,708	USD	6,872	Citibank, N.A.	03/24/2021	(80)
RUB	251,170	USD	3,387	Citibank, N.A.	03/24/2021	(88)
SGD	9,139	USD	6,883	Citibank, N.A.	03/24/2021	(4)
USD	23,591	EUR	19,802	Citibank, N.A.	03/22/2021	(469)
USD	3,577	EUR	2,947	Citibank, N.A.	03/22/2021	(4)
USD	7,095	CAD	9,347	HSBC Bank USA, N.A.	03/22/2021	(216)
USD	1,938	BRL	11,100	State Street Bank & Trust Co.	02/04/2021	(90)

						(1,106)

Net Unrealized Appreciation (Depreciation)						$(806)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	116	Mar-21	$19,571	$(624)	$(624)
U.S. Treasury 10-Year Note Future	190	Mar-21	26,036	(161)	(161)
U.S. Treasury 2-Year Note Future	280	Mar-21	61,873	4	4
U.S. Treasury 5-Year Note Future	715	Mar-21	90,001	(2)	(2)
U.S. Ultra Bond Future	1	Mar-21	205	(10)	(10)

					(793)

Short Contracts:
U.S. 10-Year Ultra Future	970	Mar-21	(149,213)	2,198	2,198

Total Futures					$1,405

8